LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of components of lease cost

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Operating lease cost (1)	5,562	4,844	1,755
Sublease income	(1,307)	(1,343)	(109)
Total lease cost	4,255	3,501	1,646
(1)	Operating lease cost includes short-term lease costs, which was not material in the years presented.

Schedule of components of leases that are recognized on the Balance Sheets

	As of December 31,
	2023		2024
	US$		US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	5,843		1,905
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	3,901		2,355
Weighted average remaining lease term:
Operating leases	2.46	years	2.96	years
Weighted average discount rate:
Operating leases	5.24%		4.77%

Schedule of maturities of lease liabilities under operating leases, after adoption of ASU 2016-02

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2024:

Year ending December 31,	US$
2025	1,393
2026	1,185
2027	714
2028	337
Total lease payments	3,629
Less: imputed interest	(265)
Present value of lease liabilities	3,364